CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDER'S DEFICIT - USD ($) $ in Thousands	Total	IPO [Member]	Series C Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Treasury Stock Common [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]
Treasury Stock Value									$ (85)
Balance at Dec. 31, 2020	$ (65,249)				$ 1		$ 154			$ 0	$ (65,319)	$ 169,548
Balances, shares at Dec. 31, 2020				12,647,934	5,593,240
Treasury stock, Shares at Dec. 31, 2020									22,600,000
Issuance of convertible preferred stock			$ 335,163
Issuance of convertible preferred stock, shares			4,296,550
Issuance of common stock	66	$ 327,520				$ 2	66	$ 327,518
Issuance of common stock, shares					6,000	20,930,000
Conversion of convertible preferred stock to common stock	504,711			$ (504,711)	$ 8		504,703
Conversion of convertible preferred stock to common stock, shares				(16,944,484)	84,722,420
Retirement of treasury shares							(85)		$ 85
Retirement of treasury shares, shares									(22,600,000)
Vesting of restricted common stock from early-exercised options	5						5
Repurchase of unvested restricted common stock (in shares)					(468,751)				468,751
Stock-based compensation expense	17,764						17,764
Unrealized loss on available-for-sale securities, net of tax	(8)									(8)
Net loss	(226,790)										(226,790)
Balance at Dec. 31, 2021	$ 558,019				$ 11		850,125			(8)	(292,109)	$ 0
Balance, shares at Dec. 31, 2021				0	110,782,909							0
Treasury stock, Shares at Dec. 31, 2021	468,751								468,751
Treasury stock at Dec. 31, 2021	$ 0								$ 0
Treasury Stock Value	0								$ 0
Issuance of warrants for common stock	17,373						17,373
Exercise of stock options	$ 241						241
Exercise of stock options, shares					298,353
Issuance of common stock, shares	700,000
Retirement of treasury shares, shares									(2,619,488)
Vesting of restricted common stock from early-exercised options	$ 1						1
Repurchase of unvested restricted common stock (in shares)					(2,150,737)				(2,150,737)
Stock-based compensation expense	21,648						21,648
Issuance of common stock under the employee stock purchase plan	269						269
Issuance of common stock under the employee stock purchase plan, shares					113,521
Unrealized loss on available-for-sale securities, net of tax	(264)									(264)
Net loss	(241,317)										(241,317)
Balance at Dec. 31, 2022	$ 355,970				$ 11		$ 889,657			$ (272)	$ (533,426)	$ 0
Balance, shares at Dec. 31, 2022					109,044,046							0
Treasury stock, Shares at Dec. 31, 2022	0								0
Treasury stock at Dec. 31, 2022	$ 0								$ 0
Treasury Stock Value	$ 0								$ 0